Investments and Advances to Equity Method Investments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Investments and Advances to Equity Method Investments [Abstract]
Schedule of Investments and Advances to Equity Method Investments	Investments and advances to equity method investments as of March 31, 2024 and December 31, 2023 consisted of the following:
	As of
	March 31, 2024	December 31, 2023
FCG	$31,463	$30,930
PDP	22,899	22,870
Karnival	6,930	6,843
	$61,292	$60,643
Investments and advances to equity method investments as of December 31, 2023 and 2022 consisted of the following:
	As of December 31,
	2023	2022
FCG	$30,930	$—
PDP	22,870	23,688
Sierra Parima	—	41,735
Karnival	6,843	6,556
	$60,643	$71,979

Schedule of Share of Gain or (Loss) from Equity Method Investments	The Company’s share of gain or (loss) from equity method investments for the three months ended March 31, 2024, and 2023 comprised of:
	Three months ended March 31,
	2024	2023
FCG(1)	$533	$—
PDP	534	91
Sierra Parima	—	(1,372)
Karnival	87	2
	$1,154	$(1,279)

(1)      The share of loss from the Company’s equity method investment in FCG is subsequent to FCG’s deconsolidation on July 27, 2023. The Company recognized 100% of the income related to its equity method investment in FCG based on the terms of the LLCA, and will continue to recognize 100% of gains or (losses) until the split in equity accounts becomes 25% : 75%.

The Company’s share of gain or (loss) from equity method investments for the years ended December 31, 2023, and 2022 comprised of:
	Year ended December 31,
	2023	2022
FCG(1)	$(8,145)	$—
PDP	(1,522)	3,229
Sierra Parima	(43,073)	(1,719)
Karnival	288	3
	$(52,452)	$1,513

(1)      The share of loss from the Company’s equity method investment in FCG is subsequent to FCG’s deconsolidation on July 27, 2023. The Company recognized 100% of the losses related to its equity method investment in FCG based on the terms of the LLCA.

Schedule of Balance Sheet Information	The following tables provide summarized balance sheet information for the Company’s equity method investments:
	As of March 31, 2024
	FCG	PDP	Karnival
Current assets	$17,326	$10,330	$16,358
Non-current assets	29,630	84,704	1,822
Current liabilities	12,776	14,804	17,412
Non-current liabilities	9,247	34,435	-
	As of December 31, 2023
	FCG	PDP	Sierra Parima	Karnival
Current assets	$12,575	$8,283	$2,697	$16,030
Non-current assets	19,730	87,280	18,714	1,805
Current liabilities	7,375	14,048	62,070	(17,250)
Non-current liabilities	1,801	35,777	9,973	—
The following tables provide summarized Balance Sheet information for the Company’s equity method investments:
	As of December 31, 2023
	FCG	PDP	Sierra Parima	Karnival
Current assets	$12,575	$8,283	$2,697	$16,030
Non-current assets	19,730	87,280	18,714	1,805
Current liabilities	7,375	14,048	62,070	(17,250)
Non-current liabilities	1,801	35,777	9,973	—
	As of December 31, 2022
	PDP	Sierra Parima	Karnival
Current assets	$9,216	$5,741	$13,102
Non-current assets	93,657	58,631	—
Current liabilities	14,108	47,877	13,095
Non-current liabilities	41,389	9,155	—

Schedule of Related Party Balances	The following tables provide summarized related party balances of Sierra Parima and PDP:
	As of December 31, 2023
	PDP	Sierra Parima(1)
Assets	$2,288	$2,230
Liabilities	1,685	57,438
	As of December 31, 2022
	PDP	Sierra Parima(1)
Assets	$2,050	$2,690
Liabilities	1,803	43,575

(1)      Sierra Parima accounts for advances from the Company as liabilities. The Company accounts for advances to Sierra Parima as investments and classified within advances to equity method investments

Schedule of Statements of Operations	The following tables provide summarized statements of operations for the Company’s equity method investments:
	Three months ended March 31, 2024
	FCG(1)	PDP
Total revenues	$14,927	$7,455
Income from operations	1,579	1,330
Net income	1,803	954

(1)      The share of loss from the Company’s equity method investment in FCG is subsequent to FCG’s deconsolidation on July 27, 2023. The Company recognized 100% of net income, less 9% preferred return to QIC and amortization of the basis difference of deconsolidation of FCG. There were adjustments of $(1.3) million comprised of $(0.5) million in accretion of preference dividend and fees, and $(0.8) million in amortization of basis difference, which further reduced the share of FCG income recorded to $0.5 million. The Company will continue to recognize 100% of gains or (losses) in their investment in FCG based on the terms of the LLCA, and until the split in equity accounts becomes 25% : 75%.

	Three months ended March 31, 2023
	PDP	Sierra Parima
Total revenues	$6,342	$234
Income (loss) from operations	505	(2,736)
Net income (loss)	182	(2,744)
The following tables provides summarized statements of operations for the Company’s equity method investments:
	Year ended December 31, 2023
	FCG(1)	PDP	Sierra Parima
Total revenues	$8,033	$41,259	$2,639
Impairment of fixed assets	—	(5,427)	(46,743)
Income (loss) from operations	(6,153)	153	(57,626)
Net loss	(6,034)	(3,044)	(57,970)

(1)      The summarized results of FCG disclosed above are subsequent to FCG’s deconsolidation on July 27, 2023.

	Year ended December 31, 2022
	PDP	Sierra Parima
Total revenues	$33,962	$226
Income (loss) from operations	2,540	(3,403)
Net income (loss)	6,457	(3,438)

Schedule of Related Party Activity	The following table provides FCG and PDP’s summarized related party activity for the three months ended March 31, 2024:
	Three months ended March 31, 2024
	FCG(1)	PDP
Total revenues	$14,756	$21
Total expenses	82	992

(1)      The summarized results of FCG disclosed above are subsequent to FCG’s deconsolidation on July 27, 2023.

	Three months ended March 31, 2023
	PDP	Sierra Parima
Total revenues	$5	$122
Total expenses	859	423
The following tables provides Sierra Parima and PDP’s summarized related party activity:
	Year ended December 31, 2023
	PDP	Sierra Parima
Total revenues	$168	$1,406
Total expenses	4,720	1,418
	Year ended December 31, 2022
	PDP	Sierra Parima
Total revenues	$889	$23
Total expenses	3,980	4,167

Schedule of Related Party Balances of FCG, Sierra Parima and PDP	The following tables provide summarized related party balances of FCG, Sierra Parima and PDP:
	As of March 31, 2024
	FCG	PDP
Assets	$2,420	$946
Liabilities	3,914	1,867
	As of December 31, 2023
	PDP	FCG	Sierra Parima
Assets	$2,288	$7,503	$2,230
Liabilities	1,685	3,384	57,438